Shareholder Fees (dei_LegalEntityAxis)	0 Months Ended
Mar. 01, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none [1]
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.